Exploration & Evaluation Assets	12 Months Ended
Dec. 31, 2023
Exploration Evaluation Assets
Exploration & Evaluation Assets

7. Exploration & Evaluation Assets

	Unproved properties	Unproven properties
	Turkey	Bulgaria	Total
As at January 1, 2021	$-	$3,122,443	$3,122,443
Currency translation adjustment		(6,297)	(6,297)
As at December 31, 2021	$-	$3,116,146	$3,116,146
Impairment	-	(3,101,343)	(3,101,343)
Currency translation adjustment	-	(14,803)	(14,803)
As at December 31, 2022 and 2023	$-	$-	$-

Bulgaria

The Company holds a 98,205-acre oil and gas exploration claim in the Dobrudja Basin located in northeast Bulgaria. The Company intends to conduct exploration for natural gas and test production activities over a five-year period in accordance with or exceeding its minimum work program obligation. The Company’s commitment is to perform geological and geophysical exploration activities in the first 3 years of the initial term (the “Exploration and Geophysical Work Stage”), followed by drilling activities in years 4 and 5 of the initial term (the “Data Evaluation and Drilling Stage”). Prior to the Exploration and Geophysical Work Stage, the Company is required to complete an environmental impact assessment (“EIA”).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

7.	Exploration & Evaluation Assets (continued)

During the fall of 2022, the Company decided to recommence the EIA. The Company consulted with local counsel and an environmental consultant but was unable to determine whether it would be able to obtain the license. In October and November 2022, management made repeated efforts to obtain a visa to visit Bulgaria and seek clarification on the status of the license, however the visa applications were declined and management determined that it would no longer pursue the work program and would dispose of the property. As a result, the Company recorded an impairment loss of $3,101,343 during the year ended December 31, 2022.

Turkey

Effective July 25, 2023, the Company entered into a farm-in agreement (the “Farm-in Agreement”) with a company existing under the laws of the Republic of Turkey (the “Farmor”). The Farmor holds a 100% undivided interest in three exploration licenses and is willing to assign and transfer a 50% undivided interest in the licenses to the Company in accordance with the terms of Farm-in Agreement. The Company has committed to the following terms to earn its interest (the “Farm-in Obligations”):

(1)	2D Seismic Data Acquisition and Data Processing: Conduct (through contractors) a minimum of 351km 2D seismic data acquisition in the licensed area within 2023 (not completed - see below). Until the determination of exploration well locations, all seismic survey expenses (including all costs related to seismic crews, land damages, processing, interpretation, reporting, procurement, and reprocessing of previously acquired seismic lines in the license area, gravity surveys, etc.) will be covered by the Company. All reports and results of the conducted work, along with potential structures identified as a result of these activities, will be shared with Farmor. After joint evaluations and decisions, exploration wells will be drilled at the most suitable structures.

(2)	Exploration Well Drilling Obligation: Conduct (through contractors) drilling of 4 (four) exploration wells in the license area within the year 2024. Drilling of those four exploration wells shall be fully funded by the Company (including location, infrastructure development, land usage, and any other expenses). After the drilling and testing of the four exploration wells, the restoration of well locations to their original state, mud-pit clean-up, and any damage compensation costs, if applicable, will be borne by the Company

(3)	Cash Consideration Payment Obligation. In addition to the obligations stated in (1) and (2) above, the Company agreed to pay the Farmor a monthly fee of USD15,000, starting from the date of contract signing until the completion date of all obligations specified in (1) and (2) above, or until December 31, 2024 (whichever occurs earlier).

The Company and the Farmor will notify each other of their intent to enter into a joint exploration period. After the Company’s fulfillment of the Farm-in Obligations, the costs and liabilities of operations within the licenses will be shared equally based on a 50-50 principle. During the joint exploration period, there will be no Cash Consideration Payment Obligation as specified in (3) above.

Under the terms of the Farm-in Agreement, the Company had to complete a minimum of 351km 2D seismic data acquisition within 2023, which could not be completed due to unfavorable weather conditions. In addition, the Farm-in Agreement specifies that the parties have agreed to enter into a joint operating agreement (“JOA”) and that if the JOA is not signed within 2 months (i.e. September 25, 2023), the Farm-in Agreement shall automatically terminate without the need for any additional notice, unless otherwise agreed by the parties. Although the deadline has passed, the Company and the Farmor continue to operate in good faith towards the completion of the Farm-in Obligations and towards the signing of a JOA, although no amending agreements or notices of understanding have been executed.

During the year ended December 31, 2023, the Company expensed $381,618 in relation to the Farm-in Agreement in accordance with its pre-license exploration accounting policy. The amount is included in geological and geophysical expenses.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)